PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details Narrative) - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits For leased equipment	¥ 1.8
Funds advanced not yet invested	4.0
Allowance for credit loss	¥ 4.2	¥ 453.7